QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 25, 2016	Mar. 26, 2016	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Net sales	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	$ 859,584	$ 826,665	$ 872,093	$ 682,151	$ 3,941,182	$ 3,240,493	$ 2,887,071
Gross profit	129,159	144,687	148,240	120,740	122,310	118,054	131,487	102,739	542,826	474,590	399,904
Net earnings	33,162	34,669	34,574	21,634	22,241	28,764	34,237	20,255	124,040	105,497	85,132
Net earnings attributable to controlling interest	$ 31,115	$ 33,693	$ 33,642	$ 21,062	$ 20,750	$ 27,819	$ 33,398	$ 19,212	$ 119,512	$ 101,179	$ 80,595
EARNINGS PER SHARE - BASIC (USD per share)	$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 0.34	$ 0.45	$ 0.55	$ 0.32	$ 1.95	$ 1.66	$ 1.33
EARNINGS PER SHARE - DILUTED (USD per share)	$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 0.34	$ 0.45	$ 0.55	$ 0.32	$ 1.94	$ 1.65	$ 1.33